Convertible Notes (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 19, 2025	Dec. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Proceeds from convertible notes					$ 2,249,124
Fair value of the convertible notes			$ 199,358,226		129,017,286
Change in fair value of convertible notes			70,227,754		$ 26,030,635
Convertible Notes [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes		$ 2,250,000
Convertible notes, interest rate	12.00%	10.00%
Convertible notes, maturity date		Dec. 17, 2026
Convertible notes, conversion price		$ 6.00
Convertible notes, principal amount	$ 103,400,000	$ 2,250,000
Convertible notes, interest rate increase	15.00%
Convertible notes, term	24 months
Convertible notes, fair value	$ 129,400,000
Fair value of the convertible notes			199,400,000
Change in fair value of convertible notes			$ 70,200,000